Income Taxes - Schedule of Tax Effects of Temporary Differences that Gave Rise to Significant Portions of the Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses	$ 5,752,894	$ 3,070,085
Stock-based compensation	955,747	856,902
Operating lease liabilities	294,715	386,588
Section 174 expenses, net	1,009,594	487,860
Accruals and reserves	412,014	489,382
Intangible assets	2,775,021	118,691
Property and equipment	76,009	90,104
Gross deferred tax assets	11,275,994	5,499,612
Valuation allowance	(11,016,609)	(5,155,597)
Net deferred tax assets	259,385	344,015
Deferred tax liabilities:
Operating lease right-of-use assets	(259,385)	(344,015)
Net deferred tax assets (liabilities)	$ 0	$ 0